Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
April 30, 2024
SNT-NPRT1-0624
1.9904924.102
Municipal Bonds - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 4.9%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	10,028
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	105,319
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	99,489
Series 2009 E, 1%, tender 6/26/25 (b)	205,000	197,502
Southeast Alabama Gas Supply District Bonds (Proj. No.2) Series 2024 B, 5%, tender 5/1/32 (b)	150,000	156,300
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	140,000	147,200
Southeast Energy Auth. Rev. Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	20,637
TOTAL ALABAMA		736,475
Arizona - 4.6%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,818	84,767
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(c)	100,000	99,790
Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	51,063
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/38 (d)	150,000	162,225
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	80,016
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	51,571
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	173,499
TOTAL ARIZONA		702,931
California - 7.3%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	151,453
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	92,893	92,480
Series 2021 1, 3.5% 11/20/35	104,890	96,914
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,159
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	140,000	143,741
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	25,558
Elk Grove Unified School District Series 2019, 3.25% 8/1/38	10,000	9,064
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5.25% 5/15/39 (c)	300,000	331,810
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	15,761
Series 2022 B, 5% 7/1/31	30,000	34,665
Los Angeles Unified School District Series 2024 A, 5% 7/1/30	150,000	167,674
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,320
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,177
TOTAL CALIFORNIA		1,099,776
Colorado - 5.1%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,100
Colorado Health Facilities Auth. Rev. Bonds:
Bonds Series 2022 B, 5%, tender 8/17/26 (b)	280,000	288,078
Series 2019 A2, 5% 8/1/33	125,000	134,062
Vauxmont Metropolitan District Series 2020, 5% 12/1/28 (Assured Guaranty Muni. Corp. Insured)	325,000	346,013
TOTAL COLORADO		778,253
Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	27,142
Series 2020 A, 3% 1/15/39	25,000	21,520
Series 2021 D, 5% 7/15/28	75,000	80,710
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2017 C2, 2.8%, tender 2/3/26 (b)	150,000	146,855
Series 2016 A, 2%, tender 7/1/26 (b)	35,000	33,642
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,493
5% 11/15/28	25,000	26,547
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	134,688
Series A, 5% 5/1/29	20,000	21,851
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,008
TOTAL CONNECTICUT		529,456
District Of Columbia - 0.2%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	20,826
5% 4/1/33	10,000	10,399
TOTAL DISTRICT OF COLUMBIA		31,225
Florida - 4.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,399
Series 2020 A, 5% 7/1/33	25,000	27,729
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. Bonds (NCH Healthcare Sys. Projs.) Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	100,000	108,184
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	207,448
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024, 5% 7/1/41 (c)(d)	10,000	10,242
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	60,000	58,669
Hernando County School Board Ctfs. (School Board of Hernando County, Florida Master Lease Prog.) Series 2016 A, 3% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	30,000	27,553
JEA Wtr. & Swr. Sys. Rev.:
Series 2017 A, 5% 10/1/29	25,000	26,485
Series 2020 A, 3% 10/1/36	20,000	17,980
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	63,535
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	104,635
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/24	20,000	20,047
TOTAL FLORIDA		702,906
Georgia - 4.0%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	100,000	100,186
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	97,645
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,360
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	135,018
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	99,833
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	15,576
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	100,000	100,142
Private Colleges & Univs. Auth. Rev. Series 2016 B, 3% 10/1/43	60,000	46,910
TOTAL GEORGIA		605,670
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	10,592
Illinois - 7.8%
Illinois Fin. Auth.:
Series 2022 A, 5% 10/1/32	100,000	103,579
Series 2023 A, 5% 5/15/38	150,000	165,419
Illinois Fin. Auth. Academic Facilities:
(Provident Group - UIUC Properties LLC - Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/29	250,000	267,644
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	10,660
5% 10/1/38	100,000	103,184
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	30,832
Series 2014 A, 5% 10/1/26	40,000	40,168
Series 2016 C, 4% 2/15/41	50,000	47,949
Series 2016, 3.125% 5/15/37	65,000	58,135
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/39	100,000	100,061
Series 2016, 5% 1/1/35	80,000	81,152
Series 2017 D, 5% 11/1/25	100,000	101,725
Series 2023 C, 5% 5/1/29	50,000	53,318
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,660
TOTAL ILLINOIS		1,183,486
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	99,654
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,745
Series 2021 B, 5% 7/1/28	115,000	121,454
Series A, 5% 7/1/28	25,000	26,403
TOTAL INDIANA		263,256
Iowa - 1.4%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2022 B, 5% 12/1/29 (c)	100,000	104,457
Series 2023 B, 5% 12/1/29 (c)	100,000	104,457
TOTAL IOWA		208,914
Kentucky - 2.8%
Ashland Med. Ctr. Rev. Series 2019, 4% 2/1/33	50,000	49,175
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	105,000	106,980
4% 6/1/33	5,000	5,088
4% 6/1/35	15,000	15,219
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	32,034
5% 11/1/33	15,000	15,998
Series B, 5% 8/1/26	75,000	77,503
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	20,000	20,793
Series 2024 A1, 5.25%, tender 2/1/32 (b)	100,000	105,687
TOTAL KENTUCKY		428,477
Louisiana - 0.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	100,000	98,955
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,424
Maryland - 2.0%
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2014 A, 5% 7/1/24	150,000	150,253
Series 2017 A, 5% 7/1/28	45,000	46,888
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	15,000	15,407
Series 2021 A, 2% 10/1/34	15,000	11,919
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	16,786
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	53,101
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2018 A, 3.125% 4/1/35	15,000	14,137
TOTAL MARYLAND		308,491
Massachusetts - 5.6%
Arlington Gen. Oblig. Series 2021:
2% 9/15/34	275,000	226,990
2% 9/15/35	100,000	80,825
Billerica Gen. Oblig. Series 2017, 3.125% 2/1/34	100,000	94,793
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	19,510
Mansfield Gen. Oblig. Series 2017, 3.5% 5/15/42	20,000	17,804
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,174
Series 2016 A, 0% 7/1/29	5,000	4,087
Series 2021 A1, 5% 7/1/35	45,000	50,669
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,930
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,800
Series 2015 O1, 4% 7/1/45	30,000	28,065
Series 2018 L, 5% 10/1/33	35,000	36,128
Series 2020 A:
5% 10/15/29	35,000	38,751
5% 10/15/30	20,000	22,659
Series 2021 G, 4% 7/1/46	75,000	67,357
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,715
Series 2017 D, 5% 7/1/27	25,000	26,431
Series A, 5% 7/1/31	10,000	10,369
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,189
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	56,285
TOTAL MASSACHUSETTS		855,531
Michigan - 1.6%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,317
Series 2018, 5% 1/1/29	25,000	26,744
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	49,306
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	10,017
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,138
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	10,000	10,227
Series 2016:
5% 11/15/28	15,000	15,492
5% 11/15/30	35,000	36,217
5% 11/15/34	15,000	15,510
Series 2022, 5% 12/1/32	25,000	21,314
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	25,000	23,183
Series 2010 F4, 5% 11/15/47	10,000	10,374
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	10,871
TOTAL MICHIGAN		244,710
Minnesota - 3.0%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,309
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	98,538	75,670
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	16,576
Minnesota Higher Ed. Facilities Auth. Rev.:
Bonds Series 2024 B2, 5%, tender 10/1/29 (b)	100,000	106,080
Series 2017, 4% 10/1/41	20,000	19,149
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	114,178
Series B, 4% 8/1/36	15,000	15,318
Waconia Independent School District #110 (MN School District Cr. Enhancement Prog.) Series 2015 B, 3.25% 2/1/39	110,000	100,925
TOTAL MINNESOTA		458,205
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,111
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	135,894
TOTAL NEBRASKA		186,005
New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	15,259
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,090
Series 2023 B, 5.5% 11/1/31 (c)	50,000	54,384
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	97,986	91,456
TOTAL NEW HAMPSHIRE		166,189
New Jersey - 4.6%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/34 (Build America Mutual Assurance Insured)	150,000	169,835
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/27	100,000	104,494
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	15,803
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,311
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	106,950
Series 2021 A, 5% 6/15/33	95,000	105,155
Series 2022 A, 4% 6/15/39	30,000	29,771
Series 2022 CC, 5% 6/15/33	100,000	113,042
Series A, 0% 12/15/31	50,000	37,621
TOTAL NEW JERSEY		692,982
New York - 9.5%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	26,080
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2018, 5% 9/1/27	15,000	15,903
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2017 A, 3.875% 7/1/42	10,000	9,381
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	50,000	50,057
Series 2024 A2, 3.625%, tender 7/1/28 (b)	150,000	149,121
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	52,570
New York Dorm. Auth. Rev. Series 2022 A, 5% 7/1/34	200,000	214,954
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,165
5% 11/15/29	50,000	52,940
5% 11/15/31	140,000	148,143
Series 2019 C, 5% 11/15/39	70,000	74,337
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,442
Series 2019 D, 4% 2/15/36	15,000	15,451
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.875%, tender 5/1/28 (b)	20,000	20,036
Series 2024 A, 3.375%, tender 11/1/27 (b)	150,000	147,649
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,039
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	86,559
New York Trans. Dev. Corp. (Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	100,000	113,305
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	89,578
Triborough Bridge & Tunnel Auth. Series 2023 A, 4% 11/15/34	100,000	107,368
TOTAL NEW YORK		1,436,078
North Carolina - 0.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,740
Ohio - 4.0%
Cuyahoga Cmnty. College District Series 2018, 3.5% 12/1/39	30,000	27,362
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	44,807
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	150,195
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	20,966
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,596
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	75,000	74,880
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	21,392
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,060
Perrysburg Exmp Vlg School Dis Series 2015, 3.75% 12/1/43	50,000	45,331
Port Gtr Cincinnati Dev. Auth. O (Mariemont City School District Proj.) Series 2019, 3.25% 12/1/35	115,000	111,136
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	85,000	75,457
TOTAL OHIO		609,182
Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	40,021
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,076
TOTAL OKLAHOMA		51,097
Oregon - 1.4%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,587
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	32,498
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	24,040
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	150,878
TOTAL OREGON		218,003
Pennsylvania - 1.3%
Council Rock School District Series 2016 A, 3.125% 11/15/34	25,000	22,809
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,166
Delaware County Auth. College Rev. Series 2017 A, 3.75% 10/1/46	85,000	74,227
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	51,414
5% 7/15/28	35,000	36,364
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,635
TOTAL PENNSYLVANIA		200,615
Rhode Island - 0.7%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	105,986
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	20,444
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	53,353
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	45,000	43,751
TOTAL TENNESSEE		117,548
Texas - 3.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	25,694
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,168
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	105,186
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	90,595
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,336
Series 2020 A, 5% 5/15/27	10,000	10,540
Series 2022 B, 5% 5/15/36	105,000	117,644
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	45,295
Univ. of Houston Univ. Revs. Series 2021 A, 2% 2/15/33	25,000	21,015
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	51,311
TOTAL TEXAS		487,784
Virginia - 2.7%
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	100,000	103,148
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	98,176
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	10,662
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	16,001
Series 2019 A, 3% 2/1/36	15,000	13,803
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	63,766
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	15,828
Series 2019, 3% 5/15/33	100,000	95,026
TOTAL VIRGINIA		416,410
Washington - 3.3%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	105,374
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	52,870
Series 2018 C, 5% 8/1/30	25,000	26,379
Series 2018 D, 5% 8/1/33	20,000	21,040
Series 2020 A, 5% 8/1/27	65,000	68,731
Series 2020 C, 5% 2/1/37	15,000	16,329
Series R-2017 A, 5% 8/1/30	10,000	10,342
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,270
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	46,859
Series 2017 A, 4% 7/1/37	125,000	113,623
Series 2019 A2, 5% 8/1/33	10,000	10,725
TOTAL WASHINGTON		497,542
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3.25% 6/1/39	60,000	52,584
Wisconsin - 2.8%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	160,000	168,558
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (d)	150,000	169,340
Wisconsin Health & Edl. Facilities Series 2013 B2, 4% 11/15/43	55,000	52,246
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25 (Escrowed to Maturity)	10,000	10,147
5% 5/1/26 (Escrowed to Maturity)	20,000	20,651
TOTAL WISCONSIN		420,942
TOTAL MUNICIPAL BONDS (Cost $14,930,915)		14,943,420

Municipal Notes - 2.0%
	Principal Amount (a)	Value ($)
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 3.69% 5/1/24, VRDN (b)(c)	100,000	100,000
Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 3.75% 5/1/24, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $300,000)		300,000

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (e)(f) (Cost $286,351)	286,265	286,351

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $15,517,266)	15,529,771
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(353,921)
NET ASSETS - 100.0%	15,175,850

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	49,005	1,138,351	900,959	1,376	(41)	(5)	286,351	0.0%
Total	49,005	1,138,351	900,959	1,376	(41)	(5)	286,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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